Schedule of investments
Delaware Growth and Income Fund
December 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.62%
Communication Services — 8.15%
AT&T	938,236	$ 17,272,925
Comcast Class A	650,938	22,763,302
Meta Platforms Class A †	115,878	13,944,759
Verizon Communications	666,271	26,251,077
		80,232,063
Consumer Discretionary — 10.63%
APA	428,146	19,985,855
Chipotle Mexican Grill †	2,977	4,130,558
Ford Motor	266,115	3,094,917
H&R Block	275,831	10,070,590
Lowe's	54,414	10,841,445
Macy's	735,026	15,178,287
Tapestry	160,980	6,130,118
TJX	441,516	35,144,674
		104,576,444
Consumer Staples — 5.95%
Altria Group	335,316	15,327,294
Archer-Daniels-Midland	52,426	4,867,754
Mondelez International Class A	70,731	4,714,221
Philip Morris International	332,383	33,640,484
		58,549,753
Energy — 12.26%
ConocoPhillips	284,699	33,594,482
Exxon Mobil	548,991	60,553,707
Ovintiv	306,545	15,544,897
PDC Energy	172,859	10,973,090
		120,666,176
Financials — 19.46%
Allstate	10,882	1,475,599
American Financial Group	67,036	9,202,702
American International Group	321,340	20,321,542
Blackstone	208,142	15,442,055
Discover Financial Services	37,371	3,656,005
Evercore Class A	66,751	7,281,199
F&G Annuities & Life †	24,807	496,388
Fidelity National Financial	364,816	13,724,378
First American Financial	211,685	11,079,593
MetLife	428,451	31,006,999
Old Republic International	648,640	15,664,656
OneMain Holdings	275,272	9,169,310
Synchrony Financial	582,594	19,144,039
Truist Financial	504,546	21,710,614
Unum Group	295,168	12,110,743
		191,485,822
Healthcare — 24.27%
AmerisourceBergen	35,527	5,887,179
Bristol-Myers Squibb	549,345	39,525,373
Cardinal Health	30,098	2,313,633
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Cigna	106,438	$ 35,267,167
CVS Health	232,160	21,634,990
Gilead Sciences	440,822	37,844,569
Johnson & Johnson	193,179	34,125,070
McKesson	10,483	3,932,383
Merck & Co.	398,332	44,194,936
Pfizer	76,981	3,944,507
Viatris	919,802	10,237,396
		238,907,203
Industrials — 6.15%
Emerson Electric	145,371	13,964,338
Honeywell International	92,193	19,756,960
Northrop Grumman	5,470	2,984,487
Raytheon Technologies	236,149	23,832,157
		60,537,942
Information Technology — 12.75%
Broadcom	53,723	30,038,141
Cisco Systems	747,054	35,589,652
Cognizant Technology Solutions Class A	257,329	14,716,645
HP	455,298	12,233,857
KLA	6,486	2,445,417
Mastercard Class A	8,316	2,891,723
Motorola Solutions	98,198	25,306,607
Western Union	162,628	2,239,388
		125,461,430
Total Common Stocks (cost $825,050,540)		980,416,833

Short-Term Investments — 0.40%
Money Market Mutual Funds — 0.40%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	997,094	997,094
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.06%)	997,094	997,094
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.23%)	997,094	997,094
NQ-FI1 [12/22] 2/23 (2740517)    1

Schedule of investments
Delaware Growth and Income Fund   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.11%)	997,095	$ 997,094
Total Short-Term Investments (cost $3,988,376)		3,988,376

Total Value of Securities—100.02% (cost $829,038,916)		984,405,209
Liabilities Net of Receivables and Other Assets—(0.02%)		(220,163)
Net Assets Applicable to 72,519,231 Shares Outstanding—100.00%		$984,185,046

†	Non-income producing security.

2    NQ-FI1 [12/22] 2/23 (2740517)